Summary of Changes in ROU Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 17,385	$ 39,809	$ 4,759
Additions, cost			57,919
Amortization	(1,292)	(7,803)	(11,999)
Foreign currency translation change	(2,571)	(14,621)	(10,870)
Net book value	$ 13,522	$ 17,385	$ 39,809